Organization, Consolidation and Presentation of Financial Statements (Details) - USD ($)		11 Months Ended
	Jul. 28, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross		$ 414,000,000
Adjustments to additional paid in capital stock issuance costs		23,397,617
Proceeds from issue of warrants		10,280,000
Payment towards restricted investments		$ 414,000,000
Temporary equity redemption price per share		$ 10.00
Minimum net worth to effect business combination		$ 5,000,001
Percentage of public shareholding redeemable in case the business combination does not occur		100.00%
Date on or before which business combination shall be consummated		10 days
Expenses payable on dissolution		$ 100,000
Cash in operating bank account		900,000
Working capital		1,000,000.0
Working capital loans outstanding		0
Ascendant Sponsor LP
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period value for services rendered		25,000
Proceeds from related party debt		$ 160,000
Minimum
Subsidiary, Sale of Stock [Line Items]
Percentage of the fair value of assets in trust account of the target company net of deferred underwriting commissions and taxes		80.00%
Equity method investment ownership percentage		50.00%
Temporary equity redemption price per share		$ 10.00
Per share amount in the trust account for distribution to the public shareholders		$ 10.00
Asset Held in Trust
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share	$ 10.00
Payment towards restricted investments	$ 414,000,000.0
Term of restricted investments	185 days
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	10,280,000
Class of warrants or rights issue price per warrant	$ 1.00
Proceeds from issue of warrants	$ 10,300,000
Common Class A
Subsidiary, Sale of Stock [Line Items]
Percentage of public shareholding that can be transferred without any restriction	20.00%
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	41,400,000
Sale of stock issue price per share	$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs	23,400,000
Deferred underwriting commissions non current	$ 14,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	5,400,000	5,400,000